CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating Activities
Net income	$ 186,185	$ 174,959
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	99,419	94,478
Equity in net earnings from investments	(39,564)	(32,914)
Distributions received from unconsolidated affiliates	39,520	34,789
Deferred income taxes	53,397	53,725
Share-based compensation expense	5,907	8,232
Pension and postretirement benefit expense, net of contributions	(5,018)	3,039
Allowance for equity funds used during construction	(13)	(208)
(Gain) loss on sale of assets	7	(4,206)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	137,586	68,326
Natural gas and natural gas liquids in storage	(53,305)	(27,991)
Accounts payable	(122,843)	(64,088)
Commodity imbalances, net	1,888	2,968
Settlement of exit activities liabilities	(4,119)	(6,186)
Accrued interest	(22,363)	(24,413)
Risk management assets and liabilities1	45,977	(23,813)
Other assets and liabilities, net	(53,571)	(26,030)
Cash provided by operating activities	269,090	230,667
Investing Activities
Capital expenditures (less allowance for equity funds used during construction)	(112,737)	(196,411)
Contributions to unconsolidated affiliates	(4,422)	(158)
Distributions received from unconsolidated affiliates in excess of cumulative earnings	7,400	11,764
Proceeds from sale of assets	296	14,858
Cash used in investing activities	(109,463)	(169,947)
Financing Activities
Dividends paid	(129,842)	(129,235)
Distributions to noncontrolling interests	(136,680)	(137,980)
Proceeds from (Repayments of) Short-term Debt	180,452	(101,773)
Issuance of long-term debt, net of discounts	0	1,000,000
Debt financing costs	0	(2,770)
Repayment of long-term debt	(1,951)	(652,148)
Issuance of common stock	3,722	3,964
Other	(13,395)	(1,189)
Cash used in financing activities	(97,694)	(21,131)
Change in cash and cash equivalents	61,933	39,589
Change in cash and cash equivalents included in discontinued operations	0	11
Change in cash and cash equivalents from continuing operations	61,933	39,600
Cash and cash equivalents at beginning of period	248,875	97,619
Cash and cash equivalents at end of period	$ 310,808	$ 137,219